CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Default risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	¥ 5,167,085	¥ 2,759,216		$ 810,828
Lease rental and other financing receivables	¥ 1,049,416	¥ 2,331,109		$ 164,677
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
Depreciation of RMB against US dollar (in percent)	1.60%	1.60%	1.60%
Foreign Currency Exchange Rate Appreciation	2.30%	6.50%	6.50%